UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  X ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2004

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 2) we included Rochester Limited Term NY Muni Fund (LTNYX) and we should not have, and 3) we included the Dreyfus A Bonds Plus fund and we should not have. The
Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
160379
3902153
SH

SOLE

3448623
0
453530
Allstate Corp.
Common
020002101
188835
4153874
SH

SOLE

3652884
0
500990
American Express Co.
Common
025816109
191253
3688587
SH

SOLE

3262407
0
426180
American International Group Inc.
Common
026874107
165106
2314035
SH

SOLE

2052208
0
261827
Anthem Inc.
Common
03674B104
142478
1571915
SH

SOLE

1394185
0
177730
Apache Corp.
Common
037411105
2384
55230
SH

SOLE

11550
0
43680
Automatic Data Process
Common
053015103
273
6500
SH

SOLE

6500
0
0
Bank of America Corp.
Common
060505104
973
12016
SH

SOLE

700
0
11316
Bank Of New York
Common
064057102
662
21000
SH

SOLE

21000
0
0
Berkshire Hathaway Inc.
Class A
084670108
7464
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
159
14000
SH

SOLE

14000
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
319
6236
SH

SOLE

316
0
5920
Bristol Myers Squibb
Common
110122108
232
9580
SH

SOLE

9480
0
100
Cendant Corp.
Common
151313103
206593
8470395
SH

SOLE

7523245
0
947150
ChevronTexaco Corp
Common
166764100
128449
1463307
SH

SOLE

1290637
0
172670
Chubb Corp.
Common
171232101
179931
2587448
SH

SOLE

2292698
0
294750
Citigroup Inc.
Common
172967101
230337
4455262
SH

SOLE

3973971
0
481291
Comcast Corp. Special Class A
Class A Spl.
20030N200
214544
7703547
SH

SOLE

6811137
0
892410
ConocoPhillips
Common
20825c104
214
3064
SH

SOLE

136
0
2928
CVS Corp.
Common
126650100
188352
5335760
SH

SOLE

4736800
0
598960
Devon Energy Corp.
Common
25179M103
161109
2770583
SH

SOLE

2469753
0
300830
Dupont De Nemours & Co.
Common
263534109
161495
3825072
SH

SOLE

3362595
0
462477
Emerson Electric
Common
291011104
168607
2813869
SH

SOLE

2486549
0
327320
Exelon Corp.
Common
30161n101
191343
2778318
SH

SOLE

2466058
0
312260
Fannie Mae
Common
313586109
177102
2382009
SH

SOLE

2105559
0
276450
FirstEnergy Corp
Common
337932107
169577
4339221
SH

SOLE

3848431
0
490790
Fleet Boston Financial
Common
339030108
220057
4901046
SH

SOLE

4323656
0
577390
Ford Motor Co.
Common
345370860
522
38489
SH

SOLE

28000
0
10489
Freddie Mac
Common
313400301
322
5450
SH

SOLE

5450
0
0
Gannett Inc.
Common
364730101
154606
1754094
SH

SOLE

1555414
0
198680
General Electric
Common
369604103
176384
5779283
SH

SOLE

5113003
0
666280
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
640
16032
SH

SOLE

2276
0
13756
Goldman Sachs Group
Common
38141G104
5094
48820
SH

SOLE

47920
0
900
HCA Inc.
Common
404119109
160159
3942870
SH

SOLE

3499540
0
443330
Honeywell
Common
438516106
133913
3956076
SH

SOLE

3505346
0
450730
International Business Machines
Common
459200101
207
2250
SH

SOLE

2250
0
0
J.P. Morgan Chase & Co.
Common
46625h100
461
10997
SH

SOLE

3697
0
7300
Kerr McGee Corp.
Common
492386107
134142
2604691
SH

SOLE

2334181
0
270510
Liberty Media Corporation
Common
530718105
165230
15089464
SH

SOLE

13274216
0
1815248
Lilly (Eli) & Co.
Common
532457108
535
8000
SH

SOLE

8000
0
0
Merck & Co., Inc.
Common
589331107
121445
2748246
SH

SOLE

2411336
0
336910
Merrill Lynch
Common
590188108
132951
2232213
SH

SOLE

1992323
0
239890
MGIC Investment
Common
552848103
120099
1869823
SH

SOLE

1657683
0
212140
Microsoft Corp.
Common
594918104
666
26700
SH

SOLE

21700
0
5000
Morgan Stanley Dean Witter
Common
617446448
121595
2122082
SH

SOLE

1880872
0
241210
MuniEnhanced Fund
Common
626243109
266
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
672
43900
SH

SOLE

43900
0
0
Nokia Corp. ADR Class A
Sponsored ADR
654902204
137701
6789976
SH

SOLE

6036106
0
753870
Nuveen Insured Municipal Opportunity Fund
Common
670984103
394
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
286
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
214603
11402928
SH

SOLE

10066038
0
1336890
Oxford Health Plans
Common
691471106
152789
3127708
SH

SOLE

2796108
0
331600
Pfizer Inc.
Common
717081103
807
23010
SH

SOLE

23010
0
0
Pitney Bowes Inc.
Common
724479100
187113
4391301
SH

SOLE

3903661
0
487640
Prime Energy Corp.
Common
74158e104
302
20500
SH

SOLE

0
0
20500
SBC Communications
Common
78387G103
215
8776
SH

SOLE

0
0
8776
Time Warner Inc.
Common
887317105
179043
10619380
SH

SOLE

9408250
0
1211130
Tyco International Ltd.
Common
902124106
573
20000
SH

SOLE

20000
0
0
Verizon Communications
Common
92343v104
557
15240
SH

SOLE

4200
0
11040
Walt Disney Productions
Common
254687106
325
13000
SH

SOLE

13000
0
0
Washington Mutual Inc.
Common
939322103
142022
3325256
SH

SOLE

2941056
0
384200
Whirlpool Corp.
Common
963320106
67912
986093
SH

SOLE

887903
0
98190
Xerox
Common
984121103
66818
4586010
SH

SOLE

4066530
0
519480
YUM! Brands
Common
988498101
215854
5681872
SH

SOLE

5053422
0
628450

















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	64

Form 13F Information Table Value Total:	$6,055,450

List of Other Included Managers:

No.	13F File Number	Name

None